Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit	$ 43,398,710
Short-term investments amounted	44,198		$ 43,733
Advertising and promotional expenses		$ 79,400
Estimated useful life	3 years